Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

The Company’s maximum exposure to credit risk as at December 31, 2017 and 2016 is as follows:

	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$183,074	$82,484
Short term investments	29,500	41,100
Marketable securities	556	1,579
Derivative assets	140	973
Accounts receivable and other assets	36,370	24,987
Income tax receivable	130	72
Other non-current receivables	1,223	562
	$250,993	$151,757

Schedule of Company's Liquidity Risk

The following are the remaining contractual maturities of financial liabilities at the reporting date. The tables include cash flows associated with both interest and principal payments.

	Expected payments due by year as at December 31, 2017
	Less than			After
	1 year	1 – 3 years	4 – 5 years	5 years	Total
Trade and other payables	$41,476	$-	$-	$-	$41,476
Bank loan	-	40,000	-	-	40,000
Derivative liabilities	2,328	-	-	-	2,328
Income tax payable	14,237	-	-	-	14,237
Finance lease obligations	906	-	-	-	906
Other liabilities	-	1,356	-	-	1,356
Operating leases	653	1,025	634	-	2,312
Provisions	1,708	4,690	5,465	3,323	15,186
	$61,308	$47,071	$6,099	$3,323	$117,801

	Expected payments due by year as at December 31, 2016
	Less than			After
	1 year	1 – 3 years	4 – 5 years	5 years	Total
Trade and other payables	$40,160	$-	$-	$-	$40,160
Bank loan	-	40,000	-	-	40,000
Derivative liabilities	254	-	-	-	254
Income tax payable	14,447	-	-	-	14,447
Finance lease obligations	2,189	912	-	-	3,101
Other liabilities	-	3,544	-	-	3,544
Operating leases	431	360	82	-	873
Provisions	1,154	2,728	5,172	5,174	14,228
	$58,635	$47,544	$5,254	$5,174	$116,607

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

As at December 31, 2017 and 2016, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies:

	December 31, 2017
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	4,511	693	27,842	12,186
Marketable securities	697	-	-	-
Accounts receivable and other assets	292	4,428	3,018	33
Income tax receivable	-	421	-	-
Investments in associates	3,685	-	-	-
Trade and other payables	(14,950)	(17,244)	(253,702)	(7,814)
Provisions, current	-	-	(2,418)	-
Income tax payable	-	(6,631)	(176,977)	-
Other liabilities	(1,576)	-	(1,967)	-
Provisions	-	-	(78,567)	-
Total foreign currency exposure	(7,341)	(18,333)	(482,771)	4,405
US$ equivalent of foreign currency exposure	(5,852)	(5,650)	(24,462)	236

	December 31, 2016
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	9,436	4,098	7,788	16,502
Marketable securities	2,300	-	-	-
Accounts receivable and other assets	343	3,810	3,369	115
Income tax receivable	-	243	-	-
Deposits on non-current assets	-	-	4,325	8,419
Trade and other payables	(14,581)	(13,666)	(208,364)	(3,891)
Due to related parties	(14)	-	-	-
Provisions, current	-	(2,765)	(6,169)	-
Income tax payable	-	(7,564)	(202,804)	509
Other liabilities	(4,679)	-	(1,220)	-
Provisions	-	(24,719)	(93,520)	(7,283)
Total foreign currency exposure	(7,195)	(40,563)	(496,595)	14,371
US$ equivalent of foreign currency exposure	(5,359)	(12,072)	(24,032)	904

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2017 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican Peso	+/- 10%	$2,351
Peruvian Soles	+/- 10%	$739
Argentinian Peso	+/- 10%	$52
Canadian Dollar	+/- 10%	$509

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change	Effect on Sales
Silver	+/- 10%	$6,708
Gold	+/- 10%	$3,483
Lead	+/- 10%	$279
Zinc	+/- 10%	$453